Note 2 - Significant Accounting Policies and Methods of Application (Details) - Expected Amortization Expense (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Expected Amortization Expense [Abstract]
2014	$ 14
2015	14
2016	14
2017	14
2018	$ 14